Operating Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Lease Future Rental Commitments	Future rental commitments applicable to the operating leases at June 30, 2019 are as follows:

Year Ending June 30,
($000)
2020	$23,000
2021	17,700
2022	14,300
2023	11,200
2024	9,700
Thereafter	44,000